Equity-Based Compensation Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Equity-Based Compensation Plans	Equity-Based Compensation Plans
2010 Long Term Incentive Plan
In 2010, we adopted the 2010 Long-Term Incentive Plan (the “2010 Plan”). The 2010 Plan provides for the awards of phantom units and distribution equivalent rights to members of our board of directors and employees who provide services to us. Phantom units are notional units representing unfunded and unsecured promises to pay to the participant a specified amount of cash based on the market value of our common units should specified vesting requirements be met. Distribution equivalent rights (“DERs”) are tandem rights to receive on a quarterly basis a cash amount per phantom unit equal to the amount of cash distributions paid per common unit. The 2010 Plan is administered by the Governance, Compensation and Business Development Committee (the “G&C Committee”) of our board of directors. The G&C Committee (at its discretion) designates participants in the 2010 Plan, determines the types of awards to grant to participants, determines the number of units to be covered by any award, and determines the conditions and terms of any award including vesting, settlement and forfeiture conditions.
The compensation cost associated with the phantom units is re-measured each reporting period based on the market value of our common units, and is recognized over the vesting period. The liability recorded for the estimated amount to be paid to the participants under the 2010 Plan is adjusted to recognize changes in the estimated compensation cost and vesting. Management’s estimates of the fair value of these awards granted in 2018 are adjusted for assumptions about expected forfeitures of units prior to vesting. For our performance-based awards, our fair value estimates are weighted based on probabilities for each performance condition applicable to the award.
During 2018, we granted 28,484 phantom units with tandem DERs at a weighted average grant fair value of $22.12 per unit. During 2017, we granted 297,214 phantom units with tandem DERs at a weighted average grant date fair value of $32.37 per unit. During 2016, we granted 339,584 phantom units with tandem DERs at a weighted average grant date fair value of $30.71 per unit. The phantom units granted during 2018 were made only to directors. Awards to management and other key employees during 2018 were made under the 2018 LTIP plan, and were non-equity awards. The phantom units granted during 2017 and 2016 were both service-based and performance-based awards. The service-based awards vest on the third anniversary of the date of grant. Performance-based phantom unit awards granted in 2016 and 2017 will vest on the third anniversary of issuance, in an amount ranging from 0% to 150% of the targeted number of phantom units, if certain quarterly cash distribution per common unit targets are achieved in the fourth quarter of 2019 and 2020, respectively. If the quarterly cash distribution per common unit is below the threshold target, all of the performance-based phantom units granted will be forfeited.

A summary of our phantom unit activity for our service-based and performance-based awards is set forth below:

	Service-Based Awards			Performance-Based Awards
	Number of Phantom Units	Average Grant Date Fair Value	Total Value (in thousands)	Number of Phantom Units	Average Grant Date Fair Value	Total Value (in thousands)
Unvested at December 31, 2017	239,837	$34.81	$8,349	582,375	$34.73	$20,228
Granted	28,484	$22.12	630	—	$—	—
Forfeited	(17,073)	$31.46	(537)	(67,266)	$33.49	(2,253)
Settled	(55,309)	$44.92	(2,484)	(137,103)	$45.40	(6,224)
Unvested at December 31, 2018	195,939	$30.40	$5,958	378,006	$31.09	$11,751

At December 31, 2018, we estimated the unrecognized compensation cost of our phantom awards to be approximately $0.6 million to be recognized over a weighted average period of approximately 0.8 years. We recorded a charge of $2.1 million and a credit of $3.4 million to compensation expense for the years ended December 31, 2018 and 2017, respectively. Our liability for these awards totaled $3.3 million and $3.2 million at December 31, 2018 and 2017, respectively.

Equity-Based Compensation Plan Expense
Equity-based compensation expense during the three years ended December 31, 2018 was as follows:

	Expense Related to Equity-Based Compensation Plans
Consolidated Statement of Operations	2018	2017	2016
Onshore facilities and transportation operating costs	$140	$(1,137)	$1,688
Marine transportation operating costs	183	(483)	1,089
Sodium minerals and sulfur services operating costs	112	(533)	547
Offshore pipeline operating costs	297	(152)	681
General and administrative expenses	1,239	(2,272)	4,575
Total	$1,971	$(4,577)	$8,580